SCHEDULE OF FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Platform Operator, Crypto Asset [Line Items]
Fair value of assets	$ 1,730,816	$ 2,902,722	$ 437,251
Investment in Gold [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value of assets	635,845	493,236	437,251
Money Market Funds [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value of assets	1,094,971	2,409,486
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value of assets	1,730,816	2,902,722	437,251
Fair Value, Inputs, Level 1 [Member] | Investment in Gold [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value of assets	635,845	493,236	437,251
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value of assets	1,094,971	2,409,486
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value of assets
Fair Value, Inputs, Level 2 [Member] | Investment in Gold [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value of assets
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value of assets
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value of assets
Fair Value, Inputs, Level 3 [Member] | Investment in Gold [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value of assets
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value of assets